Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Due from related party	¥ 14,924	¥ 11,613
Tencent Group
Related Party Transaction [Line Items]
Due from related party	501	587
Due to related party	(3,477)	(5,341)
Jiangxi Chengqianqihou
Related Party Transaction [Line Items]
Due from related party	14,630	0
Related Party
Related Party Transaction [Line Items]
Due from related party	¥ 15,131	¥ 587